Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per share – basic:
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Allocation to Noncontrolling Interests – Operating Partnership, net	(8,685)	1,749	8,250
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Preferred distributions	(10,355)	(13,865)	(14,368)
Premium on redemption of Preferred Shares	(5,152)	—	—
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	186,019	(37,774)	(169,527)
Discontinued operations, net of Noncontrolling Interests	640,193	917,494	438,769
Numerator for net income per share – basic	$826,212	$879,720	$269,242
Numerator for net income per share – diluted (1):
Income from continuing operations	$211,055
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(844)
Preferred distributions	(10,355)
Premium on redemption of Preferred Shares	(5,152)
Income from continuing operations available to Common Shares	194,704
Discontinued operations, net	670,149
Numerator for net income per share – diluted (1)	$864,853	$879,720	$269,242
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	302,701	294,856	282,888
Effect of dilutive securities:
OP Units	13,853
Long-term compensation shares/units	3,212
Denominator for net income per share – diluted (1)	319,766	294,856	282,888
Net income per share – basic	$2.73	$2.98	$0.95
Net income per share – diluted	$2.70	$2.98	$0.95
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.614	$(0.128)	$(0.599)
Discontinued operations, net of Noncontrolling Interests	2.115	3.112	1.551
Net income per share – basic	$2.729	$2.984	$0.952
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per share – diluted	$2.705	$2.984	$0.952
Distributions declared per Common Share outstanding	$1.78	$1.58	$1.47

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Operating Partnership [Member]
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Allocation to Preference Units	(10,355)	(13,865)	(14,368)
Allocation to premium on redemption of Preference Units	(5,152)	—	—
Income (loss) from continuing operations available to Units	194,704	(39,523)	(177,777)
Discontinued operations, net	670,149	960,023	460,118
Numerator for net income per Unit – basic and diluted (1)	$864,853	$920,500	$282,341
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	316,554	308,062	296,527
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	3,212
Denominator for net income per Unit – diluted (1)	319,766	308,062	296,527
Net income per Unit – basic	$2.73	$2.98	$0.95
Net income per Unit – diluted	$2.70	$2.98	$0.95
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.614	$(0.128)	$(0.599)
Discontinued operations, net	2.115	3.112	1.551
Net income per Unit – basic	$2.729	$2.984	$0.952
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per Unit – diluted	$2.705	$2.984	$0.952
Distributions declared per Unit outstanding	$1.78	$1.58	$1.47

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2011 and 2010.